Segment information (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Operating Segments

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Consolidated assets by operating segment-12.31.2017
Current assets	7,575	12,670	1,811	64	2,961	27,472	(5,422)	47,131
Non-current assets	137,044	38,396	16,744	126	3,160	9,274	(509)	204,235

Long-term receivables	7,619	3,330	2,395	4	1,074	7,489	(461)	21,450
Investments	1,429	1,492	830	33	5	6	—	3,795
Property, plant and equipment	126,487	33,400	13,231	89	1,862	1,629	(48)	176,650
Operating assets	91,386	29,217	10,580	85	1,603	1,306	(48)	134,129
Under construction	35,101	4,183	2,651	4	259	323	—	42,521
Intangible assets	1,509	174	288	—	219	150	—	2,340

Total Assets	144,619	51,066	18,555	190	6,121	36,746	(5,931)	251,366

Consolidated assets by operating segment-12.31.2016
Current assets	5,604	12,460	3,592	405	3,039	24,934	(5,265)	44,769
Non-current assets	134,492	40,120	15,896	117	3,191	8,835	(437)	202,214

Long-term receivables	7,630	3,312	2,006	4	1,017	6,838	(387)	20,420
Investments	1,449	1,104	466	13	14	6	—	3,052
Property, plant and equipment	123,056	35,515	13,094	100	1,936	1,819	(50)	175,470
Operating assets	90,716	31,150	11,862	97	1,654	1,472	(50)	136,901
Under construction	32,340	4,365	1,232	3	282	347	—	38,569
Intangible assets	2,357	189	330	—	224	172	—	3,272

Total Assets	140,096	52,580	19,488	522	6,230	33,769	(5,702)	246,983

Consolidated Statement of Income by operating segment

	Jan-Dec/2017
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	42,184	67,037	12,374	213	27,567	—	(60,548)	88,827

Intersegments	40,762	16,142	3,027	201	416	—	(60,548)	—
Third parties	1,422	50,895	9,347	12	27,151	—	—	88,827
Cost of sales	(27,937)	(57,778)	(8,797)	(222)	(25,501)	—	60,088	(60,147)

Gross profit (loss)	14,247	9,259	3,577	(9)	2,066	—	(460)	28,680
Income (expenses)	(3,750)	(3,603)	(676)	(22)	(1,266)	(8,217)	73	(17,461)
Selling	(125)	(1,731)	(1,793)	(2)	(995)	27	81	(4,538)
General and administrative	(331)	(457)	(165)	(22)	(274)	(1,669)	—	(2,918)
Exploration costs	(800)	—	—	—	—	—	—	(800)
Research and development	(333)	(13)	(26)	—	—	(200)	—	(572)
Other taxes	(503)	(203)	(258)	(7)	(42)	(830)	—	(1,843)
Impairment of assets	43	(781)	(446)	(7)	—	—	—	(1,191)
Other income and expenses	(1,701)	(418)	2,012	16	45	(5,545)	(8)	(5,599)

Net income / (loss) before financial results and income taxes	10,497	5,656	2,901	(31)	800	(8,217)	(387)	11,219
Net finance income (expenses)	—	—	—	—	—	(9,895)	—	(9,895)
Results in equity-accounted investments	136	443	117	(26)	2	1	—	673

Net income / (loss) before income taxes	10,633	6,099	3,018	(57)	802	(18,111)	(387)	1,997
Income taxes	(3,571)	(1,922)	(985)	10	(272)	4,780	132	(1,828)

Net income (loss) for the period	7,062	4,177	2,033	(47)	530	(13,331)	(255)	169

Net income (loss) attributable to:
Shareholders of Petrobras	7,021	4,235	1,915	(47)	521	(13,481)	(255)	(91)
Non-controlling interests	41	(58)	118	—	9	150	—	260

Net income (loss) for the period	7,062	4,177	2,033	(47)	530	(13,331)	(255)	169

Consolidated Statement of Income by operating segment

	Jan-Dec/2016
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	33,675	62,588	9,401	240	27,927	—	(52,426)	81,405

Intersegments	32,195	17,090	2,490	231	420	—	(52,426)	—
Third parties	1,480	45,498	6,911	9	27,507	—	—	81,405
Cost of sales	(24,863)	(48,444)	(6,790)	(264)	(25,757)	—	50,701	(55,417)

Gross profit (loss)	8,812	14,144	2,611	(24)	2,170	—	(1,725)	25,988
Income (expenses)	(6,789)	(5,425)	(1,439)	(62)	(2,084)	(5,968)	87	(21,680)
Selling	(143)	(1,846)	(768)	(2)	(1,309)	10	95	(3,963)
General and administrative	(346)	(442)	(206)	(25)	(271)	(2,029)	—	(3,319)
Exploration costs	(1,761)	—	—	—	—	—	—	(1,761)
Research and development	(198)	(57)	(17)	(1)	—	(250)	—	(523)
Other taxes	(85)	(98)	(220)	(4)	(29)	(278)	—	(714)
Impairment of assets	(3,272)	(2,457)	(375)	(7)	(82)	—	—	(6,193)
Other income and expenses	(984)	(525)	147	(23)	(393)	(3,421)	(8)	(5,207)

Net income / (loss) before financial results and income taxes	2,023	8,719	1,172	(86)	86	(5,968)	(1,638)	4,308
Net finance income (expenses)	—	—	—	—	—	(7,755)	—	(7,755)
Results in equity-accounted investments	32	(75)	80	(265)	10	—	—	(218)

Net income / (loss) before income taxes	2,055	8,644	1,252	(351)	96	(13,723)	(1,638)	(3,665)
Income taxes	(687)	(2,964)	(397)	28	(29)	2,809	556	(684)

Net income (loss) for the period	1,368	5,680	855	(323)	67	(10,914)	(1,082)	(4,349)

Net income (loss) attributable to:
Shareholders of Petrobras	1,425	5,746	732	(323)	67	(11,403)	(1,082)	(4,838)
Non-controlling interests	(57)	(66)	123	—	—	489	—	489

Net income (loss) for the period	1,368	5,680	855	(323)	67	(10,914)	(1,082)	(4,349)

Consolidated Statement of Income by operating segment
	Jan-Dec/2015
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	35,680	74,321	13,145	229	33,406	—	(59,467)	97,314

Intersegments	34,178	22,451	2,073	213	552	—	(59,467)	—
Third parties	1,502	51,870	11,072	16	32,854	—	—	97,314
Cost of sales	(25,171)	(60,384)	(10,539)	(252)	(30,849)	—	59,710	(67,485)

Gross profit (loss)	10,509	13,937	2,606	(23)	2,557	—	243	29,829
Income (expenses)	(13,883)	(5,834)	(2,211)	(95)	(2,785)	(6,363)	212	(30,959)
Selling	(225)	(1,999)	(511)	(2)	(2,124)	20	214	(4,627)
General and administrative	(418)	(438)	(236)	(29)	(277)	(1,953)	—	(3,351)
Exploration costs	(1,911)	—	—	—	—	—	—	(1,911)
Research and development	(172)	(117)	(53)	(9)	(1)	(278)	—	(630)
Other taxes	(160)	(709)	(412)	(2)	(69)	(1,444)	—	(2,796)
Impairment of assets	(9,830)	(1,664)	(683)	(46)	(76)	—	—	(12,299)
Other expenses, net	(1,167)	(907)	(316)	(7)	(238)	(2,708)	(2)	(5,345)

Net income / (loss) before financial results and income taxes	(3,374)	8,103	395	(118)	(228)	(6,363)	455	(1,130)
Net finance income (expenses)	—	—	—	—	—	(8,441)	—	(8,441)
Results in equity-accounted investments	(309)	356	123	(199)	9	(157)	—	(177)

Net income / (loss) before income taxes	(3,683)	8,459	518	(317)	(219)	(14,961)	455	(9,748)
Income taxes	1,200	(2,746)	(132)	41	78	2,851	(155)	1,137

Net income (loss)	(2,483)	5,713	386	(276)	(141)	(12,110)	300	(8,611)

Net income (loss) attributable to:
Shareholders of Petrobras	(2,480)	5,727	237	(276)	(142)	(11,816)	300	(8,450)
Non-controlling interests	(3)	(14)	149	—	1	(294)	—	(161)

Net income (loss)	(2,483)	5,713	386	(276)	(141)	(12,110)	300	(8,611)